CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2020
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

(a)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, other receivables, loans receivable, held to maturity investments, available-for-sale investments, and amounts due from related parties. As of December 31, 2019 and 2020, substantially all of the Company’s cash and cash equivalents were held at major financial institutions in the respective locations of our region. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

(b)	Business, supplier, customer and economic risk

The Company participates in a relatively dynamic and competitive industries that are heavily reliant on operational excellence. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, result of operations or cash flows:

(i)
Business risk - The Company derives a significant portion of its net revenues from its digital entertainment and e-commerce operations. If competitors introduce new online games or new marketplace platform that compete with, or surpass the online games or marketplace platform operated by the Company, the Company’s operating performance in its digital entertainment or e-commerce operations will be affected.

(ii)
Supplier risk - The Company’s digital entertainment business license certain games from external game developers. The term of the game license agreements with the game developers varies and is renewable upon both parties’ consent. There is no assurance that the Company will be able to renew these game licenses. There is also no assurance that the Company will be able to source for new popular games. Even if new popular games were successfully sourced, there is no assurance that the Company will be able to enter into commercially acceptable terms. The Company’s ecommerce and digital financial service businesses engages logistics service providers, payment channels and other external parties as its service providers. No individual external game developer, external logistics services provider or other external business partner accounted for more than 10% of the Company’s net cost of revenue for the years ended December 31, 2018, 2019 and 2020.

(iii)	Customer risk - No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2018, 2019 and 2020.

(iv)
Political, economic and social uncertainties - The Company’s businesses could be adversely affected by the varying political, economic and social uncertainties in the diverse markets that it operates in. In addition, there is no assurance that the Company is able to operate seamlessly across the borders as a single market.

(v)
Regulatory restrictions - Certain laws, rules and regulations currently prohibit foreign ownership of companies in some of the markets where the Company operates. As a result, the Company consolidates these entities through the use of VIE agreements.

(c)	Currency convertibility risk

A significant portion of the Company’s revenue and expenses are denominated in currencies subject to exchange control. If there are foreign currency requirements, the Company may need to convert a portion of its net revenues into other currencies to meet its foreign currency obligations. Currently, in Taiwan, a single remittance by a company for an amount over $1 million shall be reported and documents supporting the accuracy of such report shall be provided to the bank handling such remittance before the remittance is conducted. In addition, remittances by a company whose annual aggregate amount exceeds $50 million may not be processed without the approval of the Central Bank of the Republic of China (Taiwan). In Vietnam, exchanging Vietnamese dong into foreign currency must be conducted at a licensed credit institution such as a licensed commercial bank. Conversion of Thai baht to another currency is subject to regulations promulgated by the Ministry of Finance and Bank of Thailand. Conversion of Indonesian rupiah into any foreign currency that exceeds certain specific threshold is required to have an underlying transaction and supported by underlying transaction documents. There is no assurance that the Company will be able to convert such local currencies into U.S. dollars or other foreign currencies to pay dividends or for other purposes on a timely basis or at all.

(d)	Foreign currency risk

The Company operates in multiple jurisdictions, which exposes it to the effects of fluctuations in currency exchange rates. The Company earns revenue denominated in Indonesian rupiah, New Taiwan dollars, Vietnamese dong, Thai baht, Philippine pesos, Malaysian ringgit, Singapore dollars, Brazilian real, U.S. dollars, Indian rupee and Mexican peso, among other currencies. Whereas it generally pays license fees to game developers in U.S. dollars and incur expenses for employee compensation and other operating expenses in the local currencies in the jurisdictions in which it operates. Fluctuations in the exchange rates between the various currencies that the Company uses could result in expenses being higher and revenue being lower than would be the case if exchange rates were stable.